REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Wages, salaries and similar	€ 8,084	€ 6,341
Social security contributions payable by Codere Online	1,112	987
Other social contributions	8,063	1,362
Total	€ 17,259	€ 8,691